Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Global All-Asset Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 87 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction.

Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fees" have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                 Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in a diverse portfolio of securities and other investments of issuers across a broad range of countries and asset categories. The Fund invests primarily in equity securities, fixed-income securities and certain other investments, including, but not limited to, currencies and commodity-related securities and derivative instruments (including futures contracts, forward currency contracts, options and swap agreements) as well as cash. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may from time to time seek to gain exposure to the commodity markets by investing up to 25% of its assets in a wholly owned subsidiary of the Fund formed in the Cayman Islands (the “Subsidiary”). In connection with its investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash.

The Fund will target an allocation of approximately 60% equity investments and 40% fixed income investments, with the allocation generally varying by no more than +/-20% around these weights. The Fund’s investment in shares of the Subsidiary is not counted for purposes of determining the Fund’s equity allocation. From time to time, the Fund may vary its target allocation in order to provide exposure to the investment returns of real assets that trade in the commodity markets. Asset allocation decisions within these bands are at the discretion of the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), and are based on Wellington Management’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities. Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Asset allocation decisions are actively managed and are based upon Wellington Management’s judgment of the relative attractiveness of various investment opportunities. As part of the asset allocation decision making process, Wellington Management implements global thematic ideas based on macroeconomic and structural trends derived from its research. The portfolio managers may choose to implement these ideas by allocating a portion of the Fund’s assets to another portfolio management team within Wellington Management that invests the Fund’s assets in accordance with the Fund's investment strategy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Asset Allocation Risk −The risk that if the Fund's strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Interest Rate Risk −The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

Credit Risk −Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk −Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk −Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

High Yield Investments Risk −High yield investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Commodities Related Investments Risk −Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility, which may cause rapid and substantial changes in the value of the Fund's holdings. The value of commodity related securities and commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators.

Subsidiary Risk −By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.

The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 8.77% (1st quarter, 2012) Lowest -12.46% (3rd quarter, 2011)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of three broad-based market indices and the Fund’s current and former blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations and performance is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2016 (including sales charges)
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | MSCI All Country World Index (Net)
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.36%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	8.84%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Bloomberg Barclays Global Aggregate Bond Hedged USD Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate Bond Hedged USD Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	3.77%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Global All-Asset Fund Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global All-Asset Fund Blended Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.45%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	7.03%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | MSCI All Country World Index (Gross)
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.48%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.96%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	9.41%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Former Global All-Asset Fund Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Former Global All-Asset Fund Blended Index
1 Year	rr_AverageAnnualReturnYear01	6.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.54%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	7.37%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.24%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Year 1	rr_ExpenseExampleYear01	669
Year 3	rr_ExpenseExampleYear03	944
Year 5	rr_ExpenseExampleYear05	1,239
Year 10	rr_ExpenseExampleYear10	2,076
Year 1	rr_ExpenseExampleNoRedemptionYear01	669
Year 3	rr_ExpenseExampleNoRedemptionYear03	944
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,239
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,076
2011	rr_AnnualReturn2011	(8.39%)
2012	rr_AnnualReturn2012	13.07%
2013	rr_AnnualReturn2013	11.60%
2014	rr_AnnualReturn2014	0.69%
2015	rr_AnnualReturn2015	(0.40%)
2016	rr_AnnualReturn2016	5.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	none	[1]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	4.31%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class A | After Taxes on Distributions
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.47%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	3.16%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class A | After Taxes on Distributions and Sales
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	3.22%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.24%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Year 1	rr_ExpenseExampleYear01	373
Year 3	rr_ExpenseExampleYear03	656
Year 5	rr_ExpenseExampleYear05	961
Year 10	rr_ExpenseExampleYear10	1,824
Year 1	rr_ExpenseExampleNoRedemptionYear01	373
Year 3	rr_ExpenseExampleNoRedemptionYear03	656
Year 5	rr_ExpenseExampleNoRedemptionYear05	961
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,824
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.17%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.48%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	5.21%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.99%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 302
Year 3	rr_ExpenseExampleYear03	641
Year 5	rr_ExpenseExampleYear05	1,106
Year 10	rr_ExpenseExampleYear10	2,394
Year 1	rr_ExpenseExampleNoRedemptionYear01	202
Year 3	rr_ExpenseExampleNoRedemptionYear03	641
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,106
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,394
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.08%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.22%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	4.43%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 101
Year 3	rr_ExpenseExampleYear03	326
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,266
Year 1	rr_ExpenseExampleNoRedemptionYear01	101
Year 3	rr_ExpenseExampleNoRedemptionYear03	326
Year 5	rr_ExpenseExampleNoRedemptionYear05	569
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,266
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.28%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	5.48%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.33%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.54%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 157
Year 3	rr_ExpenseExampleYear03	512
Year 5	rr_ExpenseExampleYear05	891
Year 10	rr_ExpenseExampleYear10	1,955
Year 1	rr_ExpenseExampleNoRedemptionYear01	157
Year 3	rr_ExpenseExampleNoRedemptionYear03	512
Year 5	rr_ExpenseExampleNoRedemptionYear05	891
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,955
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.74%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	4.94%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.29%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.24%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 126
Year 3	rr_ExpenseExampleYear03	421
Year 5	rr_ExpenseExampleYear05	738
Year 10	rr_ExpenseExampleYear10	1,635
Year 1	rr_ExpenseExampleNoRedemptionYear01	126
Year 3	rr_ExpenseExampleNoRedemptionYear03	421
Year 5	rr_ExpenseExampleNoRedemptionYear05	738
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,635
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.90%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.07%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	5.26%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 96
Year 3	rr_ExpenseExampleYear03	323
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,273
Year 1	rr_ExpenseExampleNoRedemptionYear01	96
Year 3	rr_ExpenseExampleNoRedemptionYear03	323
Year 5	rr_ExpenseExampleNoRedemptionYear05	569
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,273
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	5.42%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 91
Year 3	rr_ExpenseExampleYear03	307
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,215
Year 1	rr_ExpenseExampleNoRedemptionYear01	91
Year 3	rr_ExpenseExampleNoRedemptionYear03	307
Year 5	rr_ExpenseExampleNoRedemptionYear05	542
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,215
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.20%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.38%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	5.57%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[6],[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 91
Year 3	rr_ExpenseExampleYear03	297
Year 5	rr_ExpenseExampleYear05	520
Year 10	rr_ExpenseExampleYear10	1,164
Year 1	rr_ExpenseExampleNoRedemptionYear01	91
Year 3	rr_ExpenseExampleNoRedemptionYear03	297
Year 5	rr_ExpenseExampleNoRedemptionYear05	520
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,164
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.28%	[1]
Since Lifetime	rr_AverageAnnualReturnSinceInception	5.48%	[1]
Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010

[1]	Effective March 1, 2017, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net) because the Investment Manager believes that the net version of the benchmark better reflects potential tax consequences for the Fund. The Global All-Asset Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Hedged USD Index. The Former Global All-Asset Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 60% MSCI All Country World Index (Gross) and 40% Bloomberg Barclays Global Aggregate Bond Hedged USD Index.
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[3]	"Management fees" have been restated to reflect current fees.
[4]	"Total other expenses" are based on estimated amounts for Class T and F shares. "Total other expenses" do not include expenses associated with the Fund's shareholder meeting that occurred in 2016. If these expenses were included, "Total other expenses" would have been as follows: 0.29% (Class A), 0.26% (Class C), 0.23% (Class I), 0.35% (Class R3), 0.31% (Class R4), 0.24% (Class R5) and 0.19 (Class Y). "Total other expenses" have been restated for Class Y shares to reflect the removal of a cap on the transfer agency fee effective May 1, 2017.
[5]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses" for Class Y shares.
[6]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund's wholly owned Cayman Islands subsidiary fund. This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.
[7]	The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.19% (Class T), 1.94% (Class C), 0.94% (Class I), 1.49% (Class R3), 1.19% (Class R4), 0.89% (Class R5), 0.84% (Class Y) and 0.84% (Class F). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, C, I, R3, R4, R5 and Y shares. Each contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.